Distributions Paid and Payable (Tables)	12 Months Ended
Dec. 31, 2011
Distributions Paid and Payable [Abstract]
Schedule of Stock by Class and Dividends Paid or Payable

Month	2011	2010	2009

January	$ 0.1442500	$ 0.1430000	$ 0.1417500
February	0.1442500	0.1430000	0.1417500
March	0.1442500	0.1430000	0.1417500
April	0.1445625	0.1433125	0.1420625
May	0.1445625	0.1433125	0.1420625
June	0.1445625	0.1433125	0.1420625
July	0.1448750	0.1436250	0.1423750
August	0.1448750	0.1436250	0.1423750
September	0.1448750	0.1436250	0.1423750
October	0.1451875	0.1439375	0.1426875
November	0.1451875	0.1439375	0.1426875
December	0.1451875	0.1439375	0.1426875

Total	$ 1.7366250	$ 1.7216250	$ 1.7066250

Federal Income Tax Characterization of Distributions Paid

The following presents the federal income tax characterization of distributions paid or deemed to be paid per common share for the years:

	2011	2010	2009

Ordinary income	$ 1.3787863	$ 1.2598879	$ 1.2739214
Nontaxable distributions	0.3578387	0.4617371	0.4113034
Capital gain	--	--	0.0214002

Totals	$ 1.7366250	$ 1.7216250	$ 1.7066250

The following presents the federal income tax characterization of dividends paid per share to our Class D preferred stockholders for the years:

	2011	2010	2009

Ordinary income	$ 1.8437508	$ 1.8437508	$ 1.8206316
Capital gain	--	--	0.0231192

Totals	$ 1.8437508	$ 1.8437508	$ 1.8437508

The following presents the federal income tax characterization of dividends paid per share to our Class E preferred stockholders for the years:

	2011	2010	2009

Ordinary income	$ 1.6875000	$ 1.6875000	$ 1.6663392
Capital gain	--	--	0.0211608

Totals	$ 1.6875000	$ 1.6875000	$ 1.6875000